SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for current expected credit loss | $		$ 4,790	$ 3,460
Minimum effective corporate income tax rate for every operational jurisdiction	15.00%
Minimum threshold amount of revenue for imposing pillar two model rules | €	€ 750